CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 70,538	$ 46,185
Marketable securities	86,372	44,180
Short-term bank deposits	173,678	207,679
Trade receivables, net	20,267	17,752
Other current assets and prepaid expenses	9,529	7,196
Inventories	15,544	11,428
Total current assets	375,928	334,420
LONG-TERM INVESTMENTS:
Marketable securities	33,131	90,148
Long-term bank deposits	0	43,765
Other assets	2,166	2,146
Total long-term investments	35,297	136,059
Property and equipment, net	18,221	21,068
Operating lease right-of-use assets	20,777	23,078
Intangible assets, net	15,718	19,686
Goodwill	68,008	68,008
Other long-term assets	37,967	41,269
Total assets	571,916	643,588
CURRENT LIABILITIES
Trade payables	4,298	6,464
Deferred revenues	105,012	108,243
Operating lease liabilities	4,684	4,685
Employees and payroll accruals	27,448	32,380
Other payables and accrued expenses	13,573	12,263
Total current liabilities	155,015	164,035
LONG-TERM LIABILITIES:
Deferred revenues	60,499	72,219
Operating lease liabilities	16,020	19,461
Other long-term liabilities	17,108	19,430
Total long-term liabilities	93,627	111,110
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of New Israeli Shekel (“NIS”) 0.05 par value - Authorized: 90,000,000 at December 31, 2023 and 2022;Issued: 62,099,850 and 61,345,900 shares at December 31, 2023 and 2022, respectively; Outstanding: 41,698,876 and 44,306,891 shares at December 31, 2023 and 2022, respectively	742	732
Additional paid-in capital	529,209	498,168
Treasury shares 20,400,974 and 17,039,009 of ordinary shares at December 31, 2023 and 2022, respectively	(365,749)	(303,299)
Accumulated other comprehensive income (loss)	77	(4,844)
Retained earnings	119,812	141,402
Total Radware Ltd. shareholders' equity	284,091	332,159
Non-controlling interest	39,183	36,284
Total shareholders’ equity	323,274	368,443
Total liabilities and shareholders’ equity	$ 571,916	$ 643,588